Capital Management	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Capital Management	NOTE 24 CAPITAL MANAGEMENT Our capital allocation policy prioritizes safe and reliable operations, a healthy balance sheet, a sustainable dividend to shareholders, and a strategy to allocate remaining cash flow that maximizes shareholder value. We include total debt, adjusted total debt, adjusted net debt and adjusted shareholders’ equity as components of our capital structure. We monitor our capital structure and, based on changes in economic conditions, may adjust the structure by adjusting the amount of dividends paid to shareholders, repurchasing shares, issuing new shares, issuing new debt or retiring existing debt. We have access to the capital markets through our base shelf prospectus. We use a combination of short-term and long-term debt to finance our operations. We typically pay floating rates of interest on short-term debt and credit facilities, and fixed rates on notes and debentures. We monitor the following measures to evaluate our ability to service debt, make strategic investments and ensure we are in compliance with our debt covenants: 2022 2021 Adjusted net debt to adjusted EBITDA 0.9 1.4 Adjusted EBITDA to adjusted finance costs 21.6 14.3 Debt to capital (calculated as adjusted total debt to adjusted capital) (Limit: 0.65 : 1.00) 0.32 : 1.00 0.32 : 1.00 Adjusted EBITDA is calculated in Note 3, while the calculation of the remaining components included in the above ratios are set out in the following tables: 2022 2021 Short-term debt 2,142 1,560 Current portion of long-term debt 542 545 Current portion of lease liabilities 305 286 Long-term debt 8,040 7,521 Lease liabilities 899 934 Total debt 11,928 10,846 Letters of credit – financial 97 114 Adjusted total debt 12,025 10,960 2022 2021 Total debt 11,928 10,846 Cash and cash equivalents (901) (499) Unamortized fair value adjustments (310) (325) Adjusted net debt 10,717 10,022 2022 2021 Total shareholders' equity 25,863 23,699 Adjusted total debt 12,025 10,960 Adjusted capital 37,888 34,659 2022 2021 Finance costs 563 613 Unwinding of discount on asset retirement obligations (29) 9 Borrowing costs capitalized to property, plant and equipment 37 29 Interest on net defined benefit pension and other post-retirement plan obligations (8) (9) Loss on early extinguishment of debt ‐ (142) Adjusted finance costs 563 500 In 2022, we filed a base shelf prospectus in Canada and the US qualifying the issuance of up to $ 5 billion of common shares, debt securities and other securities during a period of 25 months from March 11, 2022. In 2022, we issued $ 1 billion of notes pursuant to the base shelf prospectus and a prospectus supplement, as discussed in Note 18.